Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Change in working capital
Accounts receivable and other current assets	$ 237	$ 48	$ 135	$ 32
Prepaid expenses	21	17	18	20
Inventories	(7)	(19)	16	33
Regulatory assets - current portion	(10)	(33)	(16)	(23)
Accounts payable and other current liabilities	(199)	(58)	(256)	(165)
Regulatory liabilities - current portion	(4)	55	3	12
Changes in working capital	38	10	(100)	(91)
Non-cash investing and financing activities
Accrued capital expenditures	329	294	329	294
Common share dividends reinvested	76	66	151	129
Contributions in aid of construction	12	13	12	13
Right-of-use assets obtained in exchange for operating lease liabilities	2	0	48	0
Exercise of stock options into common shares	2	0	4	1
Gila River generating station Unit 2 capital lease	$ 0	$ 217	$ 0	$ 217